Earnings Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Diluted earnings per share
Weighted average number of outstanding ordinary shares in issue	857,038,725	856,030,704
Effect of share options and LTIP awards	15,525,788	16,503,762
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,564,513	872,534,466
Net income attributable to the Company	$ 454,954	$ 25,801
Diluted earnings per share attributable to the Company (US$ per share)	$ 0.52	$ 0.03